Financial Instruments (Details 5) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Debentures		$ (44,962)	$ (26,233)
Lease liability		(10,240)	(8,113)
Current liabilities		(592,040)	$ (583,292)
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	[1]	(3,965)
Liability in respect of put option	[1]	(24,961)
Loans from non-controlling interests	[1]	(87,023)
Debentures	[1],[2]	(655,303)
Credit and loans from banking corporations and other financial institutions	[1],[2]	(2,873,848)
Liability in respect of tax equity arrangements	[1]	(183,061)
Lease liability	[1],[2]	(409,951)
Current liabilities	[1]	(4,238,112)
Liquidity risk [member] | 2025
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	[1]	(409)
Liability in respect of put option	[1]	0
Loans from non-controlling interests	[1]	(10,573)
Debentures	[1],[2]	(57,091)
Credit and loans from banking corporations and other financial institutions	[1],[2]	(192,606)
Liability in respect of tax equity arrangements	[1]	(10,536)
Lease liability	[1],[2]	(14,114)
Current liabilities	[1]	(285,329)
Liquidity risk [member] | 2026
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	[1]	(352)
Liability in respect of put option	[1]	(24,961)
Loans from non-controlling interests	[1]	(11,034)
Debentures	[1],[2]	(163,601)
Credit and loans from banking corporations and other financial institutions	[1],[2]	(193,499)
Liability in respect of tax equity arrangements	[1]	(10,234)
Lease liability	[1],[2]	(13,801)
Current liabilities	[1]	(417,482)
Liquidity risk [member] | 2027
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	[1]	(352)
Liability in respect of put option	[1]	0
Loans from non-controlling interests	[1]	(9,683)
Debentures	[1],[2]	(166,960)
Credit and loans from banking corporations and other financial institutions	[1],[2]	(240,784)
Liability in respect of tax equity arrangements	[1]	(10,253)
Lease liability	[1],[2]	(15,097)
Current liabilities	[1]	(443,129)
Liquidity risk [member] | 2028
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	[1]	(352)
Liability in respect of put option	[1]	0
Loans from non-controlling interests	[1]	(10,390)
Debentures	[1],[2]	(103,867)
Credit and loans from banking corporations and other financial institutions	[1],[2]	(262,858)
Liability in respect of tax equity arrangements	[1]	(10,194)
Lease liability	[1],[2]	(14,992)
Current liabilities	[1]	(402,653)
Liquidity risk [member] | 2029
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	[1]	(352)
Liability in respect of put option	[1]	0
Loans from non-controlling interests	[1]	(10,084)
Debentures	[1],[2]	(163,784)
Credit and loans from banking corporations and other financial institutions	[1],[2]	(187,570)
Liability in respect of tax equity arrangements	[1]	(9,884)
Lease liability	[1],[2]	(15,001)
Current liabilities	[1]	(386,675)
Liquidity risk [member] | After 2029
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	[1]	(2,148)
Liability in respect of put option	[1]	0
Loans from non-controlling interests	[1]	(35,259)
Debentures	[1],[2]	0
Credit and loans from banking corporations and other financial institutions	[1],[2]	(1,796,531)
Liability in respect of tax equity arrangements	[1]	(131,960)
Lease liability	[1],[2]	(336,946)
Current liabilities	[1]	$ (2,302,844)

[1]	The Company has commitments in power purchase agreements which are not reflected in the Company’s statement of financial position.
[2]	The above figures are presented according to their par values on the repayment date, including unaccrued interest, linked to the CPI / exchange rate as of the balance sheet date.